Cover	Aug. 27, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2025
Entity File Number	1-38636
Entity Registrant Name	GARRETT MOTION INC.
Entity Central Index Key	0001735707
Entity Tax Identification Number	82-4873189
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	47548 Halyard Drive
Entity Address, City or Town	Plymouth
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48170
City Area Code	734
Local Phone Number	392 5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	GTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Other Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	La Pièce 16
Entity Address, City or Town	Rolle
Entity Address, Country	CH
Entity Address, Postal Zip Code	1180
City Area Code	41 21
Local Phone Number	695 30 00